Net Income (Loss) Per Share - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	697,891	17,218,458	697,891	17,218,458
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	335,863	16,974,842	335,863	16,974,842
Executive Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	362,028	243,616	362,028	243,616